Note 3 - Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities, Amortized cost	$ 329,850	$ 302,587
Available-for-sale securities, Gross unrealized gains	158	6,742
Available-for-sale securities, Gross unrealized losses	48,722	1,687
Available-for-sale securities, Fair Value	281,286	307,642
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Amortized cost	161,128	145,775
Available-for-sale securities, Gross unrealized gains	157	5,494
Available-for-sale securities, Gross unrealized losses	24,956	485
Available-for-sale securities, Fair Value	136,329	150,784
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Amortized cost	161,162	152,507
Available-for-sale securities, Gross unrealized gains	1	1,248
Available-for-sale securities, Gross unrealized losses	23,371	1,185
Available-for-sale securities, Fair Value	137,792	152,570
US Government Corporations and Agencies Securities [Member]
Available-for-sale securities, Amortized cost	5,000	2,500
Available-for-sale securities, Gross unrealized gains	0	0
Available-for-sale securities, Gross unrealized losses	395	17
Available-for-sale securities, Fair Value	4,605	2,483
Other Debt Obligations [Member]
Available-for-sale securities, Amortized cost	2,560	1,805
Available-for-sale securities, Gross unrealized gains	0	0
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair Value	$ 2,560	$ 1,805